Long-Term Debt (Details 3) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Proceeds from debt	$ 79,608	$ 88,370
Repayments of debt	$ 72,461	$ 62,013	$ 77,924	$ 12,865